Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accrued Expenses and Other Current Liabilities
Accrued marketing and customer service expenses		¥ 132,091	¥ 124,785
Payable related to mutual aid plans and medical crowdfunding		44,812	57,838
Payroll and welfare payable		270,708	222,146
Tax payable		18,124	23,312
Payable related to services fee		46,200	51,516
Refund liability		41,966	66,625
Others		43,783	37,901
Total	$ 84,182	¥ 597,684	¥ 584,123